Miles Funds, Inc. Institutional Money Market Fund
Miles Funds, Inc. Institutional Money Market Fund
OBJECTIVE OF THE FUND

The investment objectives of the Fund are safety of principal and liquidity, and to the extent consistent with these objectives, maximum current income. The Fund is a “government money market fund” that seeks to maintain a stable net asset value of $1.00 per share. The Fund accepts investments from “Educational Institutions” qualified to invest in SEC-registered money market funds under all applicable federal and state laws and regulations.

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Transaction Expenses (Fees paid directly from your investment) NONE
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage value of your investment)
Annual Fund Operating Expenses	Miles Funds, Inc. Institutional Money Market Fund Institutional Money Market Fund
Management Fees	0.20%
Distribution (12b-1) Fees	none
Other Expenses	0.18%
Acquired funds fees and expenses	none	[1]
Total Fund Operating Expenses	0.38%
[1]	The Fund's shareholders indirectly bear the expenses of the acquired funds in which the Fund invests. The Fund did not invest in any acquired funds in the fiscal year ending March 31, 2016.

Expense Example

The Expense Example below is provided to help you compare the cost of investing in the Fund with the cost of investing in other money market funds. The Expense Example assumes that you invest $10,000 in the Fund for the periods indicated. As you pay no redemption fees or charges if you redeem your shares, the costs are the same if you do or do not redeem your shares at the end of the period. The Expense Example also assumes that your investment has a 5 percent return each year and that the Fund’s total operating expenses (not accounting for the voluntary waivers and fee reimbursements) stay the same. Your actual costs may be higher or lower, but based on these assumptions your costs would be:

Expense Examples
Expense Example	Miles Funds, Inc. Institutional Money Market Fund Institutional Money Market Fund USD ($)
After 1 year	$ 39
After 3 years	123
After 5 years	214
After 10 years	$ 483

Principal Investment Strategies

The Fund pursues its objectives by investing at least 99.5% of its total assets in cash, U.S. Treasury securities and other government securities guaranteed or issued by an agency or instrumentality of the U.S. government, and repurchase agreements that are fully collateralized by cash or government securities.

In buying and selling securities for the Fund, the Adviser complies with industry-standard regulatory requirements for money market funds regarding the quality, maturity, and diversification of the Fund’s investments.  The Adviser stresses maintaining a Stable $1.00 share price, liquidity and income.

Principal Risks

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund does not intend to impose a fee upon sale of your shares or temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors, but reserves the right to change this policy, subject to providing advance notice of any such change. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the FDIC or any other government agency. The Adviser has no legal obligation to provide financial support to the Fund, and you should not expect that the Adviser will provide financial support to the Fund at any time. In addition, the Fund is subject to the following risks.

Interest Rate Risk. Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. Interest rate changes have a greater effect on the price of fixed income securities with longer maturities.

Credit Risk. Credit risk is the possibility that an issuer or counterparty will default on a security or repurchase agreement by failing to pay interest or principal when due. If an issuer defaults, the Fund may lose money. Lower credit ratings correspond to higher credit risk.

Government Obligations Risk. No assurance can be given that the U.S. government will provide financial support to U.S. government-sponsored agencies or instrumentalities where it is not obligated to do so by law (such as Fannie Mae and Freddie Mac). As a result, there is risk that these entities will default on a financial obligation.

General Market Risk.  The prices of, and the income generated by, the securities held by the Fund may decline, sometimes rapidly or unpredictably, due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; government or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Liquidity Risk. Liquidity risk refers to the possibility that the Trading market for a particular type of security becomes less liquid or the Fund may not be able to sell or buy a security or close out an investment contract at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on the Fund’s performance. Infrequent trading of securities also may lead to an increase in their price volatility. Additionally, significant redemptions by large investors in the Fund could have a material adverse effect on the Fund’s other shareholders and the net asset value could be affected by forced selling during periods of high redemption pressures and/or illiquid markets.

Transactions Risk.  The Fund could experience a loss and its liquidity may be negatively impacted when selling securities to meet redemption requests by shareholders.  The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices.  Similarly, large purchases of Fund shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new and cash and is required to maintain a larger cash position than it ordinarily would.

Floating and Variable Rate Securities Risk.  Floating and variable rate securities provide for a periodic adjustment in the interest rate paid on the securities.  The rate adjustment intervals may be regular and range from daily up to annually, or may be based on an event, such as a change in the prime rate.  Floating and variable rate securities may be subject to greater liquidity risk than other debt securities, meaning that there may be limitations on the Fund’s ability to sell the securities at any given time.  Such securities also may lose value.

Repurchase Agreement Risk.  There is a risk that the counter-party to a repurchase agreement will default or otherwise become unable to honor a financial obligation and the value of your investment could decline as a result.

Management Risk. The Adviser’s judgments about the attractiveness, value, and potential appreciation of the Fund’s investments may prove to be incorrect. Accordingly, no guarantee exists that the investment techniques used by the Fund’s managers will produce the desired results.

Call Risk. If the securities in which the Fund invests are redeemed by the issuer before maturity (or “called”), the Fund may have to reinvest the proceeds in securities that pay a lower interest rate, which may decrease the Fund’s yield. This will most likely happen when interest rates are declining.

Performance
Calendar Year Chart

The Fund commenced operations on March 7, 2005.  The total return for the quarter ended June 30, 2016 was 0.03 percent. During the period shown in the bar chart, the highest return for a quarter was 1.30 percent (quarter ending 9/30/06) and the lowest return for a quarter was 0.002 percent (quarter ending 3/31/14).

Average Annual Total Return as of 12/31/15
Average Annual Returns	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception		Average Annual Returns, Inception Date
Miles Funds, Inc. Institutional Money Market Fund | Institutional Money Market Fund	0.07%	0.04%	1.28%	1.43%	[1]	Mar. 07, 2005
[1]	Inception Date 03/07/05, total return is annualized.

To obtain current yield information for the Fund, please call 866-720-2995.